UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arience Capital Management, L.P.
           --------------------------------------------------
Address:   745 Fifth Avenue, 7th Floor
           --------------------------------------------------
           New York, NY 10151
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10758
                     --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
           --------------------------------------------------
           By: Caryn Seidman-Becker, Managing Member
           --------------------------------------------------
Phone:     212-303-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker     New York, NY                    05/15/06
     ------------------------     ------------------------------  --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        47
                                               -------------

Form 13F Information Table Value Total:       $1,029,776
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

                                              Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER               TITLE OF CLASS IDENTIFIER (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ABITIBI-CONSOLIDATED INC          COM            003924107    4,703 1,133,173           SOLE            1,133,173     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ACTIVISION INC NEW                COM NEW        004930202   14,341 1,039,988           SOLE            1,039,988     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AGILENT TECHNOLOGIES INC          COM            00846U101   51,284 1,365,740           SOLE            1,365,740     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMAZON COM INC                    COM            023135106       52     1,422           SOLE                1,422     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMERICA MOVIL S A DE C V          SPON ADR L SHS 02364W105   26,992   787,855           SOLE              787,855     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMERICA TELECOM S A DE C V A1     ORDINARY INTL  2825881      6,991 1,196,717           SOLE            1,196,717     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AMYLIN PHARMACEUTICALS INC        COM            032346108    5,698   116,400           SOLE              116,400     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
APPLE COMPUTER INC                COM            037833100    6,638   105,830           SOLE              105,830     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
APPLERA CORP                      COM CE GEN GRP 038020202    9,437   807,295           SOLE              807,295     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AUTOLIV INC                       COM            052800109   54,716   967,063           SOLE              967,063     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BAXTER INTL INC                   COM            071813109   49,788 1,282,855           SOLE            1,282,855     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BISYS GROUP INC                   COM            055472104   31,454 2,333,404           SOLE            2,333,404     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
BOSTON SCIENTIFIC CORP            COM            101137107   30,483 1,322,468           SOLE            1,322,468     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CABOT CORP                        COM            127055101   10,549   310,355           SOLE              310,355     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
CNET NETWORKS INC                 COM            12613R104    5,909   415,855           SOLE              415,855     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DELL INC                          COM            24702R101   23,723   797,130           SOLE              797,130     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DOBSON COMMUNICATIONS CORP        CLA            256069105   13,645 1,701,383           SOLE            1,701,383     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
DST SYS INC DEL                   COM            233326107   70,238 1,212,247           SOLE            1,212,247     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FINMECCANICA SPA                  ORDINARY INTL  BODJNGO     22,311   982,033           SOLE              982,033     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
FLOWSERVE CORP                    COM            34354P105   35,008   600,061           SOLE              600,061     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
GAMESTOP CORP NEW                 CL B           36467W208   16,461   379,983           SOLE              379,983     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
GARTNER INC                       COM            366651107   39,104 2,803,178           SOLE            2,803,178     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
HEALTHSOUTH CORP                  COM            421924101   10,072 2,018,396           SOLE            2,018,396     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
IAC INTERACTIVECORP               COM NEW        44919P300    7,469   253,429           SOLE              253,429     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
INTERNET CAP GROUP INC            COM NEW        46059C205    8,775   931,491           SOLE              931,491     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
JARDEN CORP                       COM            471109108   24,384   742,284           SOLE              742,284     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
KANSAS CITY SOUTHERN              COM NEW        485170302   18,897   765,058           SOLE              765,058     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
LEAP WIRELESS INTL INC            COM NEW        521863308   35,652   817,884           SOLE              817,884     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MTTAL STEEL CO N V                NY REG SH CL A 60684P101   29,148   772,127           SOLE              772,127     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
MONEYGRAM INTL INC                COM            60935Y109   21,237   691,293           SOLE              691,293     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
NINTENDO CO LTD                   ORDINARY INTL  6639550     41,065   274,600           SOLE              274,600     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
OSI PHARMACEUTICALS INC           COM            671040103    6,665   207,625           SOLE              207,625     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PALL CORP                         COM            696429307   29,043   931,174           SOLE              931,174     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PLANETOUT INC                     COM            727058109    7,267   715,997           SOLE              715,997     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
PRICELINE COM INC                 COM NEW        741503403   19,102   768,993           SOLE              768,993     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
RYLAND GROUP INC                  COM            783764103   18,595   267,940           SOLE              267,940     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SCHNITZER STL INDS                CLA            806882106    5,490   128,120           SOLE              128,120     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SEARS HLDGS CORP                  COM            812350106   40,580   307,818           SOLE              307,818     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SHANDA INTERACTIVE ENTMT LTD      SPONSORED ADR  81941Q203    4,352   303,246           SOLE              303,246     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
SHIRE PLC                         SPONSORED ADR  82481R106   34,903   750,772           SOLE              750,772     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
THERAVANCE INC                    COM            88338T104   13,534   482,676           SOLE              482,676     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TREEHOUSE FOODS INC               COM            89469A104   14,728   554,723           SOLE              554,723     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
TYCO INTL LTD NEW                 COM            902124106   31,757 1,181,440           SOLE            1,181,440     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
UNITED STATES STL CORP NEW        COM            912909108   46,725   770,015           SOLE              770,015     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
GRACE W R & CO DEL NEW            COM            38388F108    4,312   324,229           SOLE              324,229     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
WASHINGTON GROUP INTL INC         COM            938862208   10,952   190,840           SOLE              190,840     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
YAHOO INC                         COM            984332106   15,550   482,025           SOLE              482,025     0         0
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
